Document and Entity Information	Nov. 18, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2025
Entity File Number	1-15759
Entity Registrant Name	CLECO CORPORATE HOLDINGS LLC
Entity Central Index Key	0001089819
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	72-1445282
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
CLECO POWER LLC [Member]
Entity Information [Line Items]
Entity File Number	1-05663
Entity Registrant Name	CLECO POWER LLC
Entity Central Index Key	0000018672
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	72-0244480
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400